Deposit Gurantee Insurance	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Deposit Gurantee Insurance

43.	DEPOSIT GUARANTEE INSURANCE
Law No. 24485 and Decree No. 540/1995 created the Deposit Guarantee Insurance System, which was featured as a limited, compulsory and onerous system, aimed at covering the risks of bank deposits, as subsidiary and supplementary to the deposit privilege and protection system established under the Financial Entities Law. The abovementioned legislation also provided for the incorporation of Sedesa with the exclusive purpose of managing the Deposit Guarantee Fund (DGF). Sedesa was incorporated in August 1995.
Banco Macro SA holds a 9.3134% interest in the capital stock according to the percentages disclosed by BCRA Communiqué “B” 13138 issued on March 18, 2026.
According to Communiqué “A” 8407 of the BCRA issued on March 5, 2026, deposits in pesos and foreign currency placed in participating entities in the form of checking accounts, savings accounts, certificates of deposits or other forms of deposit that the BCRA may determine, and which meet the requirements provided for in Presidential Decree No. 540/1995 and other requirements that the regulatory authority may determine from time to time, will be covered up to the amount of 50,000.
On the other hand, the BCRA provided from the exclusion of the guarantee system, among others, of any deposits made by other financial entities, deposits made by persons related to the Bank and securities deposits.